Discontinued Operations - Operating Results of the Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 70,575	$ 118,819	$ 111,819
Expenses / (income), net:
Voyage expenses	1,400	2,707	3,091
Vessel operating expenses	17,353	33,064	27,678
Vessel operating expenses - related party	2,615	4,119	3,937
Vessel depreciation and amortization	11,018	29,333	28,230
Impairment of vessel	0	340	0
Gain on sale of vessels	(103,807)	0	0
Operating income, net	141,996	49,256	48,883
Other income / (expense), net:
Interest expense and finance cost (including $304 to related party, for the year ended December 31, 2024, 2023 and 2022)	(3,132)	(9,115)	(9,790)
Other income / (expense), net	161	(23)
Total other expense, net	(2,971)	(9,138)	(9,790)
Net income from discontinued operations (Note 3)	$ 139,025	$ 40,118	$ 39,093